File Nos. 333-46479 and 811-08659

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 4

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                                 Amendment No. 5

                        (Check appropriate box or boxes)

               (Exact Name of Registrant as Specified in Charter):

                            THE HENSSLER FUNDS, INC.

           1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 936-3863 Gene W. Henssler, 1281 Kennestone Circle, Suite 100, Marietta, Georgia
                                      30066
                     (Name and Address of Agent for Service)

                                  With copy to:
                            Stephanie A. Djinis, Esq.
                     The Law Offices of Stephanie A. Djinis
                       7918 Jones Branch Drive, Suite 600
                             McLean, Virginia 22102

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b)
_____ On [date] pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
__X__ on August 31, 2001 pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on [date] pursuant to paragraph (a)(2) of Rule 485.

                            The Henssler Equity Fund
                        1281 Kennestone Circle, Suite 100
                             Marietta, Georgia 30066

                                 1-800-936-3863

                                www.henssler.com

                                   PROSPECTUS


                                 August 31, 2001


                                TABLE OF CONTENTS
                                -----------------

About the Fund .............................................................   2
Investment Objective .......................................................   2
Principal Investment Strategy ..............................................   2
Principal Risks of Investing in the Fund ...................................   3
Past Performance ...........................................................   3
Fund Expenses ..............................................................   4
The Fund in Detail .........................................................   5
Investment Objective, Investment Strategy and Related Risks ................   5
The Fund's Investment Objective and Investment Strategy ....................   5
Principal Risks of Investment in the Fund ..................................   6
Fund Management ............................................................   7
Management's Discussion of Fund Performance ................................   8
Financial Highlights .......................................................   9
Account Information ........................................................  10
How to Purchase Shares .....................................................  10
How to Sell Shares .........................................................  12
Dividends, Distributions and Taxes .........................................  15
How to Obtain More Information .............................................  16

The Fund is a portfolio of The Henssler Funds, Inc. This Prospectus includes important information about the Fund that you should know before investing. You should read the Prospectus and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ABOUT THE FUND
                                 --------------

INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek growth of capital.

PRINCIPAL INVESTMENT STRATEGY:

The Fund seeks to achieve its objective by investing substantially all of its assets in securities listed on a national securities exchange or quoted in the National Association of Securities Dealers Automated Quotation ("NASDAQ")National Market System.

The Fund's principal investment strategies include:

     o Investing over ninety percent (90%) of the Fund's assets in a portfolio of common stocks;

     o Focusing on a company's fundamentals in seeking above-average, high quality securities with strong growth potential; and

     o Holding common stock investments until the underlying company's fundamentals change or other opportunities present themselves.

PRINCIPAL RISKS OF INVESTING IN THE FUND:

The Fund's principal risks include:

MARKET RISK: Stock prices fluctuate in response to many factors, such as changes in interest rates, the activities of individual companies, and general economic conditions. Stock market declines, particularly extended declines, may cause a decrease in the Fund's share price.

BUSINESS AND ECONOMIC RISK: Often a particular industry may be affected by circumstances that have little or no impact on other industries, such as the advent of new technologies, which render present technologies obsolete. The companies within the affected industry may suffer adverse consequences.

POLITICAL RISK: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

INVESTMENTS IN SMALL COMPANIES: The stocks of small companies may experience more volatile price fluctuations than those of larger, established companies. In general, small companies have inexperienced management, serve small markets, and may find difficulty obtaining financing.

PAST PERFORMANCE
----------------

The Fund began operations on June 10, 1998. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

BAR CHART AND PERFORMANCE TABLE
-------------------------------

The bar chart and table shown below (presented as a bar graph in the original Excel document) provide an indication of the risks of investing in the Henssler Equity Fund by showing changes in the Fund's performance from year to year since its inception and by showing how the Fund's average annual returns for one year and since inception compared to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


--------------------------------------------------------------------------------

20.00%
--------------------------------------------------------------------------------
                                                  15.10%
10.00%                       11.97%               xxxxxxx
--------------------------------------------------------------------------------
                             xxxxxxx              xxxxxxx              6.35%
0.00%                        xxxxxxx              xxxxxxx             xxxxxxx
--------------------------------------------------------------------------------
                             xxxxxxx              xxxxxxx             xxxxxxx
(10.00%)                     xxxxxxx              xxxxxxx             xxxxxxx
--------------------------------------------------------------------------------
                              1998*                1999                2000
--------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 24.41% (quarter ending December 31, 1998) and the lowest return for a quarter was -10.71% (quarter ending September 30, 1998).

--------------------------------------------------------------------------------
Average Annual Total Returns               Past One Year         Life of Fund*
(for the periods ending
December 31, 2000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Henssler Equity Fund                          6.35%                  13.03%
--------------------------------------------------------------------------------
S&P 500**                                    -9.10%                   8.29%
--------------------------------------------------------------------------------

*The Fund started operations on June 10, 1998.

** The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

From January 1, 2001 through July 31, 2001, the total return for the Fund was _____%.


FUND EXPENSES
-------------

As an investor, you pay certain fees and expenses in connection with your investment in the Fund, which are described in the tables below. Shareholder fees are paid from your account, while annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. As a no load fund, the Fund does not have a sales charge (load).

FEE TABLE
---------

Shareholder Fees (fees paid directly from your investment):

     None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                            The Henssler Equity Fund
                    (percentage of average daily net assets)

--------------------------------------------------------------------------------
Management Fees .................................................          1.20%

--------------------------------------------------------------------------------
Other Expenses ..................................................          0.01%
                                                                         ------
--------------------------------------------------------------------------------
Total Fund Operating Expenses ...................................          1.21%
                                                                         ======
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

"Management Fees" include fees payable to the Adviser under its Advisory Agreement with the Fund and under an Operating Services Agreement. Pursuant to such Operating Services Agreement the Fund pays the Adviser a fee equal to 0.70% of the Fund's assets on an annualized basis for providing all of the Fund's day-to-day administrative services, excluding costs of brokerage, interest, taxes, litigation, directors' fees and expenses, fees and expenses of legal counsel for the independent directors and other extraordinary expenses.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example below assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example below also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
     1 Year              3 Years              5 Years              10 Years
     ------              -------              -------              --------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      $127                $396                 $685                 $1,506
--------------------------------------------------------------------------------


                               THE FUND IN DETAIL

                              INVESTMENT OBJECTIVE,
                      INVESTMENT STRATEGY AND RELATED RISKS
                      -------------------------------------

An investment in the Fund cannot be considered a complete investment program. An investor's needs will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles may not find the Fund to be an appropriate investment vehicle.

THE FUND'S INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY:

The Fund's investment objective is to seek growth of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in securities listed on a national securities exchange or quoted in the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ").

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests over 90% of its portfolio in common stocks of the best companies the Fund's investment adviser, Henssler Asset Management, LLC (the "Adviser"), can identify, based on the characteristics below. The Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the business change or other opportunities present themselves. When selecting common stocks for the Fund, the Adviser seeks companies that exhibit the following characteristics:

     o    undervalued assets;
     o    strong balance sheet characteristics and financial foundations;
     o    high earnings expectations; and
     o    quality management and potential for future growth.

Factors deemed important by the Adviser in selecting securities of such companies include, but are not limited to:

     o    price;
     o    price history; and
     o    price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Under normal circumstances, the Fund anticipates that over 90% of its assets will be invested in a portfolio of common stocks. The Fund will not invest more than 25% of its assets in a particular industry sector. Any assets not invested in equity securities will be invested in cash and cash equivalents, U.S. Government securities, money market instruments, and certain other fixed income securities to meet the Fund's liquidity needs and may be so invested, in extraordinary circumstances, to attempt to protect against significant down cycles in the stock market.

TEMPORARY DEFENSIVE POSITIONS:

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND:

All investments carry risks, and an investment in the Fund is no exception. You could lose money on your investment in the Fund. Accordingly, you should understand the principal risks of investing in the Fund, each of which is described below.

MARKET RISK: Stock prices fluctuate in response to many factors, including changes in interest rates, the activities of individual companies and general market and economic conditions. Regardless of any one company's particular prospects, a declining stock market may produce a decline in stock prices for all companies. Stock market declines may continue for an indefinite period of time, and investors should understand that from time to time during these temporary or extended bear markets, the value of the Fund may decline.

BUSINESS AND ECONOMIC RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry. For example, many industries and companies rely heavily on one type of technology. If this technology becomes outdated, or ceases to be cost-effective, industries and companies that rely on the technology may become unprofitable while companies outside the industry may not be affected at all.

POLITICAL RISK: The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry. For example, during the past few years, electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

INVESTMENTS IN SMALL COMPANIES: Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small companies. Stocks of smaller companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

PORTFOLIO TURNOVER: Portfolio turnover measures the rate at which the securities in a Fund's portfolio change during any given year. Portfolio turnover involves expense to a fund in the form of brokerage commissions and other transaction costs, which may adversely impact the fund's performance. Additionally, an increase in portfolio turnover may result in an increase or decrease in taxable gain or loss attributable to shareholders of a fund. The Adviser manages the Fund for long-term profits, and expects that under normal conditions, portfolio turnover should be less than 100%. However, the rate of portfolio turnover may be higher for the Fund if implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading.

                                 FUND MANAGEMENT
                                 ---------------

Henssler Asset Management, LLC ("Adviser"), located at 1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066, serves as the investment adviser for the Fund. The Adviser was organized in February 1998 by its owners, Gene W. Henssler, Ph.D., and Patricia T. Henssler. The Adviser
is an affiliate of G.W Henssler & Associates, Ltd. ("Henssler & Associates"), an investment manager, which has provided investment advisory services to corporations, individual investors, and institutional investors since its inception in 1987.


The Adviser provides investment advisory services and day-to-day administrative services to the Fund under separate agreements with the Fund. For these services, the Fund paid the Adviser the fees described below for the fiscal year ended April 30, 2001. All fees are expressed as an annualized percentage of average net assets of the Fund. These fees do not include the costs of brokerage, interest, taxes, litigation, directors' fees and expenses, fees and expenses of legal counsel for the independent directors, and other extraordinary expenses.


     The Henssler Equity Fund
     ------------------------
     ---------------------------------------------------------------------------
     Advisory Fee ...........................................         0.50%
     ---------------------------------------------------------------------------
     Operating Services Fee .................................         0.70%
     ---------------------------------------------------------------------------
     Total Fees .............................................         1.20%
     ---------------------------------------------------------------------------

Portfolio Management:
---------------------


The Fund is managed by a team of portfolio managers, including Dr. Henssler, Ted
L. Parrish, and James L. Brookover (the "Management Team"). The Fund's Management Team is supported by a group of research analysts and other members of the Fund's investment staff.


Dr. Henssler has worked in investment management and financial analysis for over 25 years. Before organizing Henssler & Associates, Dr. Henssler was a Professor of Finance at Kennesaw State University for 10 years. Dr. Henssler earned his MBA and Ph.D. in Finance from the University of Michigan in 1965 and 1971, respectively.

Mr. Parrish has worked in investment management and financial analysis for 5 years. He earned his BBA from Kennesaw State University in 1995, and holds the Series 7, Series 63 and Series 65 licenses. Mr. Parrish is a Level II Chartered Financial Analyst candidate.


James L. Brookover is a Chartered Financial Analyst who has worked as an investment manager for over 20 years. Before becoming a Co-Portfolio Manager for the Fund, Mr. Brookover was a portfolio manager, Vice President and Chief Information Officer of Reams Asset Management from 1981 until his retirement in 2000. Mr. Brookover graduated cum laude from the University of Toledo with a Bachelor of Business Administration in 1972. He earned a Master of Business Administration With Distinction from the University of Toledo in 1973. Mr. Bookover has served as a director of the Fund since inception.


                              FINANCIAL HIGHLIGHTS
                              --------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPAs, Inc., whose report, along with the Fund's financial statements, is included in the Fund's Annual Report to Shareholders, incorporated by reference into this Prospectus, and available upon request.

The following are selected per share data and ratios for the Fund for the periods indicated.


--------------------------------------------------------------------------------------------------------------
                                                    For the period          For the fiscal      For the fiscal
                                                    June 10, 1998             year ended          year ended
                                                through April 30, 1999      April 30, 2000      April 30, 2001
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 10.00                 $ 11.74             $ 13.29
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
--------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                            .02                     .01                 .01
--------------------------------------------------------------------------------------------------------------
   Net Gains (Losses) on Securities
      (both realized and unrealized)                      1.74                    1.56               (0.14)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total From Investment Operations                          1.76                    1.57               (0.13)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------------------------
   Dividends (from Net Investment Income)                (0.02)                  (0.02)                 --
--------------------------------------------------------------------------------------------------------------
   Distributions (from Capital Gains)                       --                      --               (0.04)
--------------------------------------------------------------------------------------------------------------
   Returns of Capital                                       --                      --                  --
--------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.02)                  (0.02)              (0.04)
                                                       -------                 -------             -------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 11.74                 $ 13.29             $ 13.12
                                                       =======                 =======             =======
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return                                             17.57%                  13.37%              (0.96%)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:                           For the period          For the fiscal      For the fiscal
                                                    June 10, 1998             year ended          year ended
                                                through April 30, 1999      April 30, 2000      April 30, 2001
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net Assets, end of period (in 000s)                    $15,680                 $22,120             $29,563
--------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average net Assets:                  1.20%*                  1.20%               1.21%
--------------------------------------------------------------------------------------------------------------
Ratio of Net Income (Loss) to Average
   Net Assets                                             0.17%*                  0.10%               0.10%
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  14.00%                  58.00%              49.00%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

*   Annualized


                               ACCOUNT INFORMATION
                               -------------------

VALUATION OF SHARES--DETERMINATION OF NET ASSET VALUE:

The Fund's share price is determined based upon net asset value (NAV). The Fund calculates NAV at approximately 4:00 p.m., EST, each day that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on national holidays, so NAV will not be calculated on those days. A list of these national holidays appears in the Fund's Statement of Additional Information. The Fund's NAV per share is determined by dividing the total value of the Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Fund's Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

                             HOW TO PURCHASE SHARES
                             ----------------------

The Fund does not impose any sales charges on purchases of the Fund. In general, the Fund requires a minimum initial investment of $2,000 and a minimum subsequent investment of $200. The Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below.

Orders for the purchase of shares of the Fund placed directly with the Fund's transfer agent, Declaration Service Company (the "Transfer Agent") by an investor are executed at the next determined NAV per share after receipt by the Transfer Agent. Orders for the purchase of shares of the Fund placed through broker-dealers are executed at their next determined NAV per share after receipt in good order by the broker-dealer. Shares are eligible to receive dividends the day they are purchased. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part.

MINIMUM INITIAL AND ADDITIONAL INVESTMENTS REQUIRED BY THE FUND:

--------------------------------------------------------------------------------
                                                   Minimum            Additional
                                              Initial Investment      Investment
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Regular Accounts                                    $2,000               $200
--------------------------------------------------------------------------------
Traditional IRA's                                   $1,000               $100
--------------------------------------------------------------------------------
Roth IRA's                                          $1,000               $100
--------------------------------------------------------------------------------
Education IRA's                                     $  500               $100
--------------------------------------------------------------------------------
Automatic Investment Plan                           $  100               $100
--------------------------------------------------------------------------------

OPENING OR ADDING TO AN ACCOUNT:

To make an initial investment in the Fund, all purchasers must complete and send the required application, along with a check payable to "The Henssler Equity Fund," to one of the addresses listed below. To make a subsequent investment, all purchasers must complete and send an investment slip, along with a check payable to "The Henssler Equity Fund," to an address listed below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear.

--------------------------------------------------------------------------------
              Regular Mail                         Overnight Delivery
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Henssler Equity Fund                       The Henssler Equity Fund
c/o Declaration Service Company                c/o Declaration Service Company
Post Office Box 844                            555 North Lane, Suite 6160
Conshohocken, PA 19428-0844                    Conshohocken, PA 19428-0844
--------------------------------------------------------------------------------

You may also make automatic monthly investments from your bank account in a regular amount (minimum $100 per month) pursuant to our "Automatic Investment Plan." Please call us at 1-800-936-3863 for more information about the Automatic Investment Plan.

SPECIAL INSTRUCTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS:

If you are interested in investing your Individual Retirement Account ("IRA") or Roth IRA in the Fund, you may establish an IRA, IRA Rollover Account, Roth IRA, or Roth IRA Rollover Account in the Fund. Please call the Fund at 1-800-936-3863 to request an IRA investment package. You may also call a broker-dealer for more information regarding the establishment of an IRA account in the Fund. For more complete IRA information, consult your tax professional.

Terms to Understand:

Traditional IRA .................... an  individual   retirement  account.  Your
contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Roth IRA ........................... an   IRA   funded    with    non-deductible
contributions; and tax-free growth of assets and distributions, if the assets are held for five years or longer and certain conditions are met.

Education IRA ...................... an IRA  with  nondeductible  contributions, and tax-free growth of assets and distributions, if used to pay qualified educational expenses.

HOW TO SELL SHARES

You may sell shares at any time. This can be done via the telephone by calling 1-800-936-FUND (3863) or in writing.

There are no fees charged by the Fund for redemptions. However, shareholders who redeem their shares through a broker-dealer may be charged a fee for the broker-dealer's services.

WRITTEN SELL ORDERS:

     A written letter of instruction must include:

     o    your name(s) and signature(s)
     o    your account number
     o    the fund name
     o    the dollar amount you want to sell

     o    how and where to send the proceeds
     o if your account is an IRA account, whether the distribution is qualified or premature

     Mail your request to:

--------------------------------------------------------------------------------
              Regular Mail                         Overnight Delivery
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Henssler Equity Fund                       The Henssler Equity Fund
c/o Declaration Service Company                c/o Declaration Service Company
Post Office Box 844                            555 North Lane, Suite 6160
Conshohocken, PA 19428-0844                    Conshohocken, PA 19428-0844
--------------------------------------------------------------------------------

Redemption proceeds will be mailed or wired to the redeeming shareholder within seven (7) business days, except where those shares have recently been purchased by personal check. In those cases, redemption proceeds may be withheld until the check has been collected, which may take up to fifteen (15) business days. To avoid such withholding, investors should purchase shares by certified or bank check. Interest will not accrue on uncashed redemption checks.

Some circumstances require that written sell orders be signature guaranteed. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation may be required.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your shares will be sold at the next NAV per share calculated after your completed order is received by the Fund's transfer agent.

GENERAL POLICIES:

If your account falls below $1,000, the Fund may ask you to increase your balance. If the balance remains below $1,000 after ninety (90) days, the Fund may close your account, and mail you the proceeds from your account to the address on the Transfer Agent's records.

     The Fund reserves the right to:

     o    Refuse any purchase request for any reason.

     o Change any of its purchase or redemption policies or procedures at any time.

     o Delay in sending out redemption proceeds for up to seven (7) business days. This generally only happens in cases of large redemptions or during unusual market conditions.

     o Suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

INVESTMENTS THROUGH THIRD PARTIES:

If you invest through a third party (rather than directly through Henssler), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. The Advisor may also pay such parties a fee for shareholder services out of its own resources.

TELEPHONE PURCHASES BY SECURITIES FIRMS. Member firms of the NASD may telephone Declaration Service Company at 1-800-936-3863 and place purchase orders on behalf of investors who carry their Fund investments through the member's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Distributor nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. The Fund and its agents provide written confirmations of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. In addition, all telephone transactions with the Transfer Agent are recorded. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to employ this and other established procedures, the Transfer Agent or the Fund may be liable. The Fund reserves the right to modify or terminate these telephone privileges at any time.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

The Fund pays its shareholders all of its net investment income and net realized long- and short-term capital gains on an annual basis. Your dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable as follows:

TAXABILITY OF DISTRIBUTIONS:

--------------------------------------------------------------------------------
  TYPE OF DISTRIBUTION               TAX RATE FOR             TAX RATE FOR 28%
  --------------------               15% BRACKET              BRACKET OR ABOVE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income Dividends                 Ordinary Income Rate       Ordinary Income Rate
--------------------------------------------------------------------------------
Short-Term Capital Gains         Ordinary Income Rate       Ordinary Income Rate
--------------------------------------------------------------------------------
Long-Term Capital Gains                  10%                        20%
--------------------------------------------------------------------------------

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. The Fund anticipates that the majority of its distributions will consist of capital gains.

TAXES ON TRANSACTIONS:

Any sale of Fund shares may generate a tax liability. Tax-deferred accounts do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The table above can provide a guide for your potential tax liability when selling fund shares. "Short-term capital gains" applies to Fund shares sold up to 12 months after buying them. "Long-term capital gains" applies to Fund shares held for more than twelve (12) months.

HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of this prospectus.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders.

You can obtain more information about the Fund and a copy of the Fund's SAI, annual or semi-annual reports to shareholders by request and without charge by contacting the Fund at 1-800-936-FUND (3863) or in writing to The Henssler Equity Fund, c/o Declaration Service Company, Post Office Box 844, Conshohocken, Pennsylvania 19428-0844.

You can also obtain these documents, and other information about the Fund from the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330). You may request documents by mail from the SEC by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009. The SEC will charge a duplicating fee for any requested materials.

                                     Adviser
                                     -------

                         Henssler Asset Management, LLC
                        1281 Kennestone Circle, Suite 100
                             Marietta, Georgia 30066

                                   Distributor
                                   -----------

                         Declaration Distributors, Inc.
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                    Custodian
                                    ---------

                           The Fifth Third Bank, N.A.
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

               Transfer, Redemption, and Dividend Disbursing Agent
               ---------------------------------------------------

                           Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                             Independent Accountants
                             -----------------------

                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145

                                  Legal Counsel
                                  -------------


                       Law Offices of Stephanie A. Djinis
                              1749 Old Meadow Road
                                    Suite 310
                             McLean, Virginia 22102


Investment Company Act File No. 811-08659

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 31, 2001


                            THE HENSSLER EQUITY FUND
                                 a portfolio of
                            THE HENSSLER FUNDS, INC.
                        1281 Kennestone Circle, Suite 100
                             Marietta, Georgia 30066
                          Telephone No. (770) 425-6669

The Henssler Equity Fund ("Fund") is a portfolio of The Henssler Funds, Inc. ("Henssler"), a no-load, open-end diversified management investment company. The Fund's investment objective is to seek growth of capital. The Fund seeks to achieve its objective by investing in securities listed on a national securities exchange or quoted in the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated August 31, 2001 (the "Prospectus"), which has been filed with the Securities and Exchange Commission. This Statement of Additional Information incorporates by reference the Fund's Prospectus and the Annual Report to shareholders for the fiscal year ended April 30, 2001. Copies of the Prospectus and the Annual Report are available free of charge by writing to The Henssler Funds, Inc., c/o Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844, or by telephoning 1-800-936-3863.

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                        Page No.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THE FUND ...........................................................

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS ............

--------------------------------------------------------------------------------
     Investments in Common Stock ...................................
--------------------------------------------------------------------------------
     Investments in Small Companies ................................
--------------------------------------------------------------------------------
     Investments in Sectors ........................................
--------------------------------------------------------------------------------
     Investments in Foreign Securities .............................
--------------------------------------------------------------------------------
     Low Portfolio Turnover ........................................
--------------------------------------------------------------------------------
     Investment in Fixed Income Securities .........................
--------------------------------------------------------------------------------
     Repurchase Agreements .........................................

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS ............................................

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND .............................................

--------------------------------------------------------------------------------
ADVISORY AND ADMINISTRATION ARRANGEMENTS ...........................

--------------------------------------------------------------------------------
     Advisory and Operational Service Agreements ...................
--------------------------------------------------------------------------------
     Duration and Termination ......................................

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION ....................

--------------------------------------------------------------------------------
     General .......................................................
--------------------------------------------------------------------------------
     Research Services .............................................
--------------------------------------------------------------------------------
     Over-the-Counter Transactions .................................
--------------------------------------------------------------------------------
     Political Conflicts ...........................................

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE ...................................

--------------------------------------------------------------------------------
PURCHASE OF SHARES .................................................

--------------------------------------------------------------------------------
     Purchase by Exchange of Securities ............................

--------------------------------------------------------------------------------
THE DISTRIBUTOR ....................................................

--------------------------------------------------------------------------------
REDEMPTION OF SHARES ...............................................

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES ...............................................

--------------------------------------------------------------------------------
     Investment Account ............................................
--------------------------------------------------------------------------------
     Reinvestment of Dividends and Capital Gains Distribution ......

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES .................................

--------------------------------------------------------------------------------
     Dividends and Distributions ...................................
--------------------------------------------------------------------------------
     Taxes .........................................................

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION ............................................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GENERAL INFORMATION ................................................

--------------------------------------------------------------------------------
     Description of Shares .........................................
--------------------------------------------------------------------------------
     Principal Shareholders ........................................
--------------------------------------------------------------------------------
     Independent Accountants .......................................
--------------------------------------------------------------------------------
     Custodian .....................................................
--------------------------------------------------------------------------------
     Transfer, Redemption, And Dividend Disbursing Agent ...........
--------------------------------------------------------------------------------
     Legal Counsel .................................................
--------------------------------------------------------------------------------
     Reports To Shareholders .......................................
--------------------------------------------------------------------------------
     Additional Information ........................................
--------------------------------------------------------------------------------

                                    THE FUND

The Henssler Equity Fund (the "Fund") is the only portfolio of The Henssler Funds, Inc. ("Henssler"), a no-load, open-end diversified management investment company incorporated under the laws of the State of Maryland on February 12, 1998. Henssler's address is 1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066, and its telephone number is (770) 425-6669.

             INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

Reference is made to "About the Fund" and "The Fund in Detail" in the Prospectus for a discussion of the investment strategy, objectives, policies and risks of the Fund. Set forth below is certain further information relating to the Fund generally.

The Fund's investment strategy is to emphasize long-term capital appreciation and safety of principal.

Any assets not invested in equity securities will be invested in cash and cash equivalents, U.S. Government securities, money market instruments, and certain other fixed income securities to meet the Fund's liquidity needs and may be so invested, in extraordinary circumstances, to attempt to protect against significant down cycles in the stock market. The Fund may invest in securities of other investment companies, subject to the limits and restrictions contained in, and the rules and regulations promulgated under, the Investment Company Act of 1940. In the event that the Fund invests in other investment companies, such investments would be for cash management purposes.

The Fund is diversified, which means that the Fund may not, as to 75% of its assets, purchase securities of any one issuer, other than securities issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund's total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer. The Fund will not invest more than 25% of its assets in a particular industry sector. The Fund will not purchase securities on margin, but it may obtain such short-term credit from banks as may be necessary for the clearance of purchases and sales of securities.

INVESTMENTS IN COMMON STOCK. Because the Fund invests primarily in common stocks, shares of the Fund will be subject to market risk, i.e., the possibility that stock prices could decline over short or even extended periods. The stock market tends to be cyclical, with periods when the prices of stocks generally rise and periods when they generally decline. Historically, the market has been characterized by volatility in the short run and growth in the long run. The Fund is intended to be a long-term investment vehicle and should not be used to meet short-term needs.

INVESTMENTS IN SMALL COMPANIES. Although the Fund invests in companies of all sizes, i.e., large (annual revenues generally over $5 billion), medium (annual revenues generally between $1 billion and $5 billion), and small (annual revenues generally under $1 billion), there may be times when the Fund is significantly invested in small companies. Smaller growth companies may offer greater potential for capital appreciation than larger companies, particularly because they often have new products, methods or technologies, or may respond to changes in industry conditions due to regulatory or other developments more rapidly than their larger competitors. In addition, because they may be followed by fewer stock analysts and less information may be available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies, and then adjust its valuation more quickly once investor interest increases. Smaller growth companies may also be more subject to a valuation catalyst (such as acquisition or disposition efforts or changes in management) than larger companies.

On the other hand, the smaller companies in which the Fund may invest may have relatively small revenues or market share for their products or services, their businesses may be limited to regional markets, or they may provide goods or services for a limited market. For example, they may be developing or marketing new products or services for which markets are not yet established and may never become established or may have or develop only a regional market for product or services and thus be affected by local or regional market conditions. In addition, small companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and become subject to intense competition from larger companies.

Due to these and other factors, small companies may suffer significant losses or realize substantial growth; therefore, investments in such companies tend to be volatile and are more speculative.

INVESTMENTS IN SECTORS. Although the Fund anticipates that, under normal circumstances, its investments will be diversified across all equity market sectors, the Fund is permitted to invest up to 25% of its assets in a particular industry sector. Sector markets, like the national economy as a whole, tend to be cyclical. Significant product development or favorable regulatory change in a particular sector may rapidly result in a substantial upswing in that sector's sales and profits and corresponding increases in the stock prices of the sector's companies. By investing a substantial percentage of the Fund's assets in a particular sector, the Adviser will attempt to capitalize on the strength of that sector and the growth of that industry in relation to other sectors of the overall economy.

On the other hand, investments in a particular sector are also volatile in response to unanticipated negative changes in the sector's economy. For example, unexpected declines in demand, adverse regulatory changes, or shortages of materials, skilled employees or growth capital may negatively affect an industry sector without affecting the overall economy. If the Fund is substantially invested in a particular sector which experiences an unanticipated decline, the Fund's performance may suffer accordingly.

INVESTMENTS IN FOREIGN SECURITIES. The Adviser may invest up to 20% of the Fund's assets in equity securities that are issued by foreign issuers and are traded in the United States and in American Depositary

Receipts of foreign companies. By doing so, the Adviser attempts to take advantage of differences between economic trends and the performance of securities markets in various countries. The Adviser believes that it may be possible to obtain significant appreciation from a portfolio consisting, in part, of foreign investments and also achieve increased diversification.
Increased diversification is gained by combining securities from various countries that offer different investment opportunities and are affected by different economic trends.

Generally, investments in securities of foreign companies involve greater risks than are present in domestic investments. Canadian securities, however, are not considered by the Adviser to have the same risks as other nations' securities because Canadian and U.S. companies are generally subject to similar auditing and accounting procedures and similar governmental supervision and regulation. Also, Canadian securities are normally more liquid than other non-U.S. securities. Compared to U.S. and Canadian companies, there is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.

In addition, investing in foreign securities also involves the following considerations: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible expropriation or nationalization of assets; and possible imposition of foreign taxes. Furthermore, the U.S. government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund.

To the extent portfolio securities are denominated in foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign securities into U.S. dollars on a daily basis.

As one way of managing foreign currency exchange rate risk, the Fund may enter into forward foreign currency exchange contracts (i.e., purchasing or selling foreign currencies at a future date). These contracts are usually entered into in order to fix the U.S. dollar value of a security which the Fund has agreed to buy or sell, but which will not settle until some time in the future. These contracts may also be used to hedge the U.S. dollar value of a security already owned by the Fund (position hedging), particularly if a decrease in the value of the currency in which the foreign security is Denominated is expected. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange, which the Fund may rely upon at a predetermined future point in time.

The Adviser seeks to benefit the Fund when using forward contracts, although the Adviser may not be able to project precisely the future exchange rates between foreign currencies and the U.S. dollar. The Fund may therefore, incur a gain or a loss on a forward contract. A forward contract may help reduce the Fund's losses on a security when a foreign currency's value decreases but it may likewise reduce the potential gain on a security if the foreign currency's value increases.


PORTFOLIO TURNOVER. Due to the Fund's long-term investment style, the Fund anticipates that portfolio turnover will not exceed 100% per year. Portfolio turnover results from a change of the securities held by the Fund and involves expenses to the Fund in the form of brokerage commissions and other transaction costs. Portfolio turnover may also have an impact on the amount of taxable distributions to shareholders. Although the rate of portfolio turnover will not be a limiting factor when the Adviser deems change appropriate and in the best interest of the Fund's shareholders, the relatively low turnover rate anticipated in the Fund may benefit the Fund and its shareholders in the form of lower capital expenses and lower taxable distributions. The portfolio turnover rates from June 10, 1998 through April 30, 1999, and for the fiscal years ended April 30, 2000 and 2001, were 14%, 58%, and 49%, respectively.


INVESTMENT IN FIXED INCOME SECURITIES. Under normal circumstances, the Fund anticipates that substantially all of its assets (ordinarily 90% or more) will be invested in equity securities. Any assets not invested in equity securities will be invested in cash and certain cash equivalents, money market instruments, U.S. Government securities and certain other fixed income securities for liquidity needs or may be so invested, in extraordinary circumstances, as a defensive position due to uncertainties in the stock market. The Fund will limit its investments in corporate bonds and notes to those which are considered investment grade (generally, bonds and notes that have received a rating from Standard & Poor's Corporation of "BBB" or better or from Moody's Investors Service, Inc. of "Baa" or better) at the time of their purchase. For further information regarding Standard & Poor's and Moody's investment-grade ratings for corporate bonds and notes, see Appendix A to this Statement of Additional Information.

The Fund's investments in fixed income securities will generally be subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments as they become due. Market risk relates to the fact that market values of fixed income securities generally will be affected by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities will fall. Conversely, as interest rates fall, the market value of fixed income securities will rise. Fluctuations in market value do not affect the interest income from the securities, but are reflected in the Fund's net asset value.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with "primary dealers" in U.S. government securities and member banks of the Federal Reserve System which furnish collateral equal in value or market price to at least 102% of the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a security from a seller, which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount, which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. Repurchase agreements maturing in more than seven days are considered by the Fund to be illiquid.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Fund.

The Fund may not:

     /1/ As to 75% of its total assets, purchase securities of any one issuer, other than those issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund's total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer.

     /2/ Invest 25% or more of its total assets in the securities of issuers in any particular Standard & Poor's 500 industry sector.

     /3/ Issue senior securities, except as permitted under the Investment Company Act of 1940.

     /4/  Make investments for the purpose of exercising control or management.

     /5/ Purchase or sell real estate or interests in real estate, including real estate limited partnerships; PROVIDED, HOWEVER, that the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     /6/ Purchase or sell commodities or commodity contracts, including future contracts, provided however that the Fund may enter into foreign currency exchange contracts as described above under "Investments in Foreign Securities."

     /7/ Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     /8/ Make loans to other persons; provided, however, that, for purposes of this restriction, the term "loan" does not include the purchase of an issue of publicly distributed bonds or debentures, government obligations, certificates of deposit, bankers' acceptances or repurchase agreements.

     /9/ Borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

    /10/ Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value.

    /11/ Invest more than 10% of the Fund's total assets in securities for which there are legal or contractual restrictions on resale, securities which are not readily marketable, securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or other illiquid securities.

    /12/ Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

    /13/  Write, purchase or sell puts, calls or combinations thereof.

    /14/ Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases; PROVIDED, HOWEVER, that the Fund may purchase or sell securities of entities which invest in such programs.

MANAGEMENT OF THE FUND

Reference is made to "Management of the Fund" in the Prospectus. Set forth below is further information about the Fund's management.


BOARD OF DIRECTORS. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of the Fund's shareholders. The members of the Board of Directors are experienced executives who meet throughout the year to oversee the Fund's activities, review the Fund's contractual relationships with service providers, and review the performance of the Fund.

MANAGEMENT AGREEMENTS. Henssler Asset Management, LLC (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. In addition, the Adviser has entered into an Operating Services Agreement (the "Services Agreement") with the Fund to provide virtually all day-to-day operational services to the Fund. As is further explained below, the combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the Fund's ordinary operating expenses at 1.20% of daily net asset value of the

Fund, excepting brokerage, interest, taxes, litigation, directors' fees and expenses, fees and expenses of legal counsel for the independent directors, and other extraordinary expenses.


The Adviser was organized in February 1998 by its owners, Gene W. Henssler, Ph.D. and Patricia T. Henssler. The Adviser is an affiliate of G.W. Henssler & Associates, Ltd. ("Henssler & Associates"), an investment manager which has provided investment advisory services to corporations, individual investors, and institutional investors since its inception in 1987. Dr. Henssler owns over 90% of the outstanding interests in Henssler & Associates. Henssler & Associates has approximately $450 million under private account management, with an additional $225 million under advisement. The Adviser's offices are located at 1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066.

The Board of Directors is responsible for the overall management of the Fund, including general supervision of its investment activities. The officers who administer the Fund's daily operations are appointed by the Board of Directors. The current Directors and principal officers of the Fund, their addresses, and their principal occupations for the past five years are set forth below. "Interested" directors, as defined by the 1940 Act, are designated by an asterisk.


-------------------------------------------------------------------------------------------------
                                                           Principal Occupation During the Past 5
  Name and Address (Age)      Positions with Registrant                    Years
  ----------------------      -------------------------                    -----
-------------------------------------------------------------------------------------------------
*Gene W. Henssler (61)        Director, President          President, G.W. Henssler &
1281 Kennestone Circle                                     Associates, Ltd.
Suite 100
Marietta, GA 30066

-------------------------------------------------------------------------------------------------
*Patricia T. Henssler (46)    Director, Executive Vice     Treasurer, G.W. Henssler &
1281 Kennestone Circle        President and Treasurer      Associates, Ltd.;
Suite 100                                                  Certified Public Accountant,
Marietta, GA 30066                                         Henssler, Still & Associates, LLC

-------------------------------------------------------------------------------------------------
Kenneth M Davies (61)         Director                     Principal, Kenneth M. Davies, P.C.
Penobscot Building
Suite 3270
Detroit, MI 48226

-------------------------------------------------------------------------------------------------
Ladd M. Kochman, DBA (56)     Director                     Professor of Finance, Kennesaw State
Kennesaw State University                                  University
1000 Chastain Road
Kennesaw, GA 30144-5591

-------------------------------------------------------------------------------------------------
*James L. Brookover (50)      Director                     Portfolio Manager, Henssler Asset
4725 Stonebridge Court                                     Management, LLC, since 2001; Portfolio
Columbus, Indiana 47201                                    Manager (1981-2000), Reams Asset
                                                           Management

-------------------------------------------------------------------------------------------------
Ted L. Parrish (28)           Vice President               Principal, G.W. Henssler & Associates,
1281 Kennestone Circle                                     Ltd.
Suite 100
Marietta, GA 30066

-------------------------------------------------------------------------------------------------
William G. Lako, Jr. (30)     Vice President               Principal, G.W. Henssler & Associates,
1281 Kennestone Circle                                     Ltd.
Suite 100
Marietta, GA 30066

-------------------------------------------------------------------------------------------------
Scott L. Keller (35)          Vice President               Principal, G.W. Henssler & Associates,
1281 Kennestone Circle                                     Ltd.; Vice President, The Fuji Bank,
Suite 100                                                  Ltd.
Marietta, GA 30066
-------------------------------------------------------------------------------------------------

* Dr. and Mrs. Henssler, and Mr. Brookover, are "interested persons" of the Fund as defined under the Investment Company Act of 1940, because of their positions with the Adviser. Gene Henssler and Patricia Henssler are related by marriage.

Beginning in the fiscal year started May 1, 2001, the Fund will pay each interested Director an annual fee of $2,500 per year, and each independent Director an annual fee of $6,000 per year, plus $100 per meeting attended, together with such directors' actual out-of-pocket expenses relating to attendance at meetings. The annual fee is payable in four equal quarterly installments and is paid as of the date of each quarterly Board meeting. During the fiscal year ended April 30, 2001, each Director was paid $2,900 by the Adviser, and $0 by the Fund.

                    ADVISORY AND ADMINISTRATION ARRANGEMENTS

Reference is made to "Fund Management" in the Prospectus for certain information concerning the management and Advisory arrangements of the Fund.


ADVISORY AND OPERATING SERVICE AGREEMENTS. Henssler Asset Management, LLC (the "Adviser") has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Fund to provide investment management services to the Fund. In addition to the Advisory Agreement, the Adviser has entered into an Operating Services Agreement (the "Services Agreement") with the Fund to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund.

The Adviser is an affiliate of G.W. Henssler & Associates, an investment manager described above. Henssler & Associates and the Adviser are under the common control of Gene W. Henssler, Ph.D. Gene W. Henssler and Patricia T. Henssler, officers of the Adviser, also serve as officers of Henssler & Associates.


As explained in the Prospectus, the terms of the Advisory Agreement and the Services Agreement empower the Adviser, subject to the Board of Directors of the Fund, to manage the Fund's assets and provide or arrange for the provision of operational and other administrative services for the day-to-day operation of the Fund. The Adviser has entered into several agreements with third party providers to provide, among other services, accounting, administrative, dividend disbursing, transfer agent, registrar, custodial, distribution, shareholder reporting, sub-accounting and recordkeeping services to the Fund. The combined effect of the Advisory Agreement and the Services Agreement is to place a cap or ceiling on the total expenses of the Fund, excepting brokerage interest, taxes, litigation, directors' fees and expenses, fees and expenses of legal counsel for the independent directors, and other extraordinary expenses, at an annual rate of 1.20% of the daily net asset value of the Fund.

During the fiscal period from June 10, 1998 through April 30, 1999, and the fiscal years ended April 30, 2000 and April 30, 2001, the Fund paid the Adviser $36,969, $94,823 and $124,114, respectively, for its services under the Advisory Agreement and $51,756, $132,753 and $173,760, respectively, for its services under the Services Agreement.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the policies established by the Board of Directors of the Fund, the Adviser is responsible for the Fund's portfolio decisions, the placing of the Fund's portfolio transactions and the negotiation of the commissions to be paid on such transactions. In executing such transactions, the Adviser will use its best efforts to obtain the execution of portfolio transactions at prices which are advantageous to the Fund and involving commission rates which are reasonable in relation to the value of the transaction.


GENERAL. The Fund has no obligation to deal with any broker or dealer in the execution of transactions for its portfolio securities. The Adviser will select brokers or dealers taking into account such factors as price (including the commission or spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. The Adviser will also consider the research services which the broker or dealer has provided to the Adviser relating to the security involved in the transaction and/or to other securities. Consistent with the Code of Conduct of the NASD and such other policies as the Board of Directors may determine, the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. During the period from June 10, 1998 (commencement of operations) to April 30, 1999 and the fiscal years ended April 30, 2000 and 2001, the Fund paid $13,412, $23,178 and $36,629, respectively, in brokerage fees.


RESEARCH SERVICES. Under Section 28(e) of the Securities Exchange Act of 1934 and its Advisory Agreement with the Fund, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. These research and investment information services make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with Advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund. Although such information may be a useful supplement to the Adviser's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

OVER-THE-COUNTER TRANSACTIONS. The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed (i.e., a third market transaction) or effecting the transaction in the institutional or fourth market.

POTENTIAL CONFLICTS. The Fund may have investment objectives and strategies similar to those of other clients of the Adviser. Accordingly, securities held by the Fund may also be held by other clients of the Adviser and the Adviser may find it desirable to purchase or sell the same security for the Fund and another client of the Adviser at the same time. Similarly, due to differing investment objectives or strategies, the Adviser may find it desirable to purchase a security for the Fund at the same time that the Adviser wishes to sell the security for another of the Adviser's clients, or vice versa. In either of the foregoing circumstances, transactions in the securities will be made, insofar as feasible, for the Fund and the Adviser's other clients in a manner deemed equitable to all.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of 4:00 P.M. on each day during which The New York Stock Exchange is open for trading. The New York Stock Exchange is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine its net asset value once daily on each day (other than a day during which no shares were tendered for redemption and no order to purchase or sell shares was received by the Fund) in which there is sufficient trading in its portfolio securities that the net asset value might be materially affected. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the management fee payable to the Adviser, are accrued daily.

Equity securities listed or traded on a national securities exchange or quoted on the over-the-counter market are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the last bid price. Valuations of fixed income securities are supplied by independent pricing services approved by Henssler's Board of Directors. Money market securities with a remaining maturity of 60 days or less are valued on an amortized cost basis if their original term to maturity from the date of purchase was sixty (60) days or less, or by amortizing their value on the 61st day prior to maturity, if their term to maturity from the date of purchase exceeded 60 days, unless the Board of Directors determines that such valuation does not represent fair value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of Henssler's Board of Directors.

                               PURCHASE OF SHARES

Reference is made to "How to Purchase Shares" in the Prospectus. Set forth below is further information about the purchase of shares of the Fund. Shares of the Fund are continuously offered at net asset value, and the Fund does not impose any sales charges on purchases of Fund shares. The minimum initial investment in the Fund is generally $2,000 and the minimum subsequent investment is $200. The minimum initial investment for an Individual Retirement Account ("IRA"), other tax-deferred retirement account, including accounts with plans administered under Sections 401(k) and 403(b) of the Internal Revenue Code, or an account under the Uniform Gift to Minors Act for is $1,000, with minimum subsequent investments of $100. The Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month.

Orders for the purchase of shares of the Fund placed directly to the Fund's transfer agent, Declaration Service Company (the "Transfer Agent") by an investor are executed at their next determined net asset value after receipt by the Transfer Agent. Orders for the purchase of shares of the Fund placed through brokers are executed at their next determined net asset value after receipt by the broker. Shares are eligible to receive dividends the day they are purchased. For further information regarding net asset value, see "Additional Information-Determination of Net Asset Value." The Fund reserves the right to reject any order for the purchase of its shares in whole or in part.

For initial and subsequent investments, shares of the Fund may be purchased by sending a check payable to "The Henssler Equity Fund," together with a completed Application to:

--------------------------------------------------------------------------------
              Regular Mail                         Overnight Delivery
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Henssler Equity Fund                       The Henssler Equity Fund
c/o Declaration Service Company                c/o Declaration Service Company
Post Office Box 844                            555 North Lane, Suite 6160
Conshohocken, PA 19428-0844                    Conshohocken, PA 19428-0844
--------------------------------------------------------------------------------

Shareholders should be aware that purchases and redemptions mailed to the Fund at its address in Georgia will not be effected until received by the Transfer Agent at the address listed above. Investments in the Fund may also be made through brokerage firms and institutions. However, investors who place their orders through a broker-dealer may be charged a fee for the broker-dealer's services. No such charge will be imposed on an investor who purchases Fund shares directly from the Fund as described above.

AUTOMATIC INVESTMENT PLANS. If you are interested in setting up an Automatic Investment Plan to invest a specific amount of money in the Fund on a regular basis, you may complete the appropriate section of the Account Application to authorize the Transfer agent to automatically debit your bank account accordingly. Debits must be made in amounts of $100 or more and may be made once per month on the 15th or last business day of the month. If the 15th falls on a weekend or holiday, the account will be debited on the previous business day. Requests to modify or discontinue an Automatic Investment Plan must be received in writing fifteen (15) days prior to the next scheduled debit date. Please call the Fund at 1-800-936-3863 to inquire about the Automatic Investment Plan.

WRITTEN SHAREHOLDER INQUIRIES. Written shareholder inquiries may be directed to the Fund's Transfer Agent at The Henssler Equity Fund, c/o Declaration Service Company, P.O. Box 844, Conshohocken, PA 19428-0844, or by telephone by calling 1-800-936-3863.

PURCHASE BY EXCHANGE OF SECURITIES. The Board of Directors of Henssler has determined that it is in the best interest of the Fund to offer its shares, in lieu of cash payment, for securities approved by the Adviser to be purchased by the Fund. This will enable an investor to purchase shares of the Fund by exchanging securities owned by the investor for shares of the Fund. The Directors believe that such a transaction can benefit the Fund by allowing it to acquire securities for its portfolio without paying brokerage commissions. For the same reason, the transaction may also be beneficial to investors. Securities will be exchanged for shares of the Fund in the absolute discretion of the Adviser. Cash equivalent securities may be contributed to the Fund in accordance with the wishes of the investor and the consent of the Adviser. The exchange of securities in an investor's portfolio for shares of the Fund is treated for federal income tax purposes as a sale of such securities and the investor may, therefore, realize a taxable gain or loss.

The Fund shall not enter into such transactions, however, unless the securities to be exchanged for Fund shares are securities whose values are readily ascertainable and are readily marketable, comply with the investment policies of the Fund, are of the type and quality which would normally be purchased for the Fund's portfolio, are securities which the Fund would otherwise purchase, and are acquired for investment and not for immediate resale. The value of the Fund's shares used to purchase portfolio securities as stated herein will be determined at such time as the Fund next determines its net asset value. Such securities will be valued in accordance with the same procedure used in valuing the Fund's portfolio securities. See "Additional Information - Determination of Net Asset Value." If you wish to acquire the Fund's shares in exchange for securities you should contact Declaration Service Company at the address or telephone number shown on the back page of the Prospectus. The Board of Directors of Henssler reserves the right to terminate this privilege at any time.

                                 THE DISTRIBUTOR

Shares of the Fund are continuously offered at net asset value. The Adviser has entered into a Distribution Agreement on the Fund's behalf with Declaration Distributors, Inc. (the "Distributor"). Under the Agreement, the Distributor will provide distribution and distribution services to the Fund in exchange for a fee to be paid by the Adviser and reimbursement by the Adviser of the Distributor's out of pocket expenses incurred in connection with the provision of the foregoing.

The Distribution Agreement has an initial term of one year and will remain in effect from year to year thereafter, but only so long as such continuance is approved at least annually by a vote of Henssler's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund and of the Directors who, except for their positions as Directors, are not "interested persons" of Henssler (as defined in the Investment Company Act). In addition, in the Distribution Agreement, either party may terminate the Distribution
Agreement upon 60 days written notice to the other party. The Distribution Agreement terminates automatically if "assigned" (as defined in the Investment Company Act). The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Advisory Agreement described under "Management of the Fund - Management Arrangements."

                              REDEMPTION OF SHARES

Reference is made to "How to Redeem Shares" in the Prospectus for certain information as to the redemption of shares of the Fund.

REDEMPTION BY MAIL OR TELEPHONE. Shares may be redeemed in writing or by telephone. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature may be required. Shares are redeemed at their next determined net asset value after a redemption request in good order has been received by the Transfer Agent or, for redemptions through a broker, after the request has been received by the broker. A request is deemed to be in good order if it has been signed by the account holder and is accompanied, where necessary, by a signature guarantee.

Shares may also be redeemed by telephone by calling toll-free 1-800-936-3863.The Fund, through the Transfer Agent, has established procedures designed to confirm the authenticity of telephonic instructions, which procedures include requiring callers to establish their personal identity and limiting the mailing of telephone redemption proceeds to the address or bank account set forth on the Account Application. Investors should understand that neither the Fund nor the Transfer Agent will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire transfer fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee. Changes to the designated address or bank account must be made in writing and may be required to be accompanied by a signature guarantee from an eligible guarantor.

The Fund reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions by the shareholder, the account of such shareholder has a value of less than $1,000. Before the Fund exercises its right to redeem such shares, the shareholder will be given written notice of the proposed redemption and will be allowed 90 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

The right to redeem shares or to receive payment with respect to any such redemptions may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), or any period during which an emergency exists, as defined by the Securities and Exchange Commission, as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

The Fund has made an election with the Securities and Exchange Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or one percent (1%) of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board of Directors may deem advisable; however, payment will be made wholly in cash unless the Board of Directors believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Account Information - Valuation of Shares - Determination of Net Asset Value" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

The Fund will generally first sell any cash equivalent securities it holds to meet redemptions and, to the extent these proceeds are insufficient to meet redemptions, the Fund will sell other portfolio securities at the discretion of the Adviser. See "Redemption of Shares" in the Prospectus.

The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time. Shareholders who redeem their shares through a broker-dealer may be charged a fee for the broker-dealer's services.

                              SHAREHOLDER SERVICES

The Fund offers the following shareholder services designed to facilitate investment in its shares.

INVESTMENT ACCOUNT. Each shareholder has an Investment Account and will receive statements from the Fund's Transfer Agent after each transaction showing the cumulative activity in the account since the beginning of the year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTION. Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will automatically be reinvested in additional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on the payment date.

Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or distributions reinvested in shares of the Funds or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. The Fund intends to distribute all of its net investment income and net realized long- or short-term capital gains, if any, to its shareholders annually after the close of the Fund's fiscal year. See "Shareholder Services - Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and
distributions   may  be   automatically   reinvested  in  shares  of  the  Fund.
Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholders as discussed below whether they are reinvested in shares of the Fund or received in cash.

TAXES. The Fund qualifies for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund does not qualify, it will be subject to federal income tax on the part of its net ordinary income and net realized capital gains, which it distributes to shareholders.

Dividends paid by the Fund from its ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from the Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned Fund shares. Generally, long-term capital gains are taxable at a maximum federal income rate of 20%. Upon redemption of Fund shares held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption by the Fund is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed Fund shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, Fund shares were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If the Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action. Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of the Fund might have. Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                             PERFORMANCE INFORMATION

Reference is made to "Past Performance" in the Prospectus. Set forth below is further information regarding performance of the Fund.

From time to time, the Fund may make available certain information about its performance. This information may include calculations regarding the total return on an investment in the Fund ("Total Return"). Total Return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming reinvestment of any dividends or capital gains distributions). When the Fund makes available its Total Return, it will be calculated on an annualized basis for specified periods of time, and may be calculated for the period since the start of the Fund's operations. Any performance information made available by the Fund, including Total Return, is based on the Fund's historical record and is not intended to indicate future performance.

As stated above, from time to time the Fund may provide its total return in advertisements, sales literature or reports, and other communications to shareholders. The Fund's Total Return is calculated based on the Fund's change in net asset value per share between the beginning and end of the period shown and assumes reinvestment of the Fund's dividend and capital gains distributions during the period.

Total return figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

          P(1+T)n = ERV

     Where     P  = a hypothetical initial payment of $10,000

               T  = average annual total return

               N  = number of years

       ERV    = Ending  Redeemable Value of a hypothetical  $10,000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 (or other) periods (or fractional portion thereof).

Note: The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates, dividends declared and the expenses of the Funds.

There may be a time when the Fund advertises its yield. Yield figures are based on historical earnings and, like the rate of return, are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment in the Fund over a thirty-day (or one month) period (which period will be stated in the advertisement). The yield for any period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Securities and Exchange Commission. The Fund may also advertise in terms of sales literature an "actual distribution" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question is substituted for net investment income per share. The Fund's yield will only be advertised when accompanied by the Fund's total return.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

The Fund's one-year and life-of-fund average annual total returns for the periods ended April 30, 2001 are shown below. The returns assume that all dividends and distributions were reinvested in the Fund.

--------------------------------------------------------------------------------
                               One-Year Average          Life-of-Fund Average
                              Annual Total Return        Annual Total Return*
                              -------------------        --------------------

--------------------------------------------------------------------------------
The Henssler Equity Fund            (0.96)%                      10.09%
--------------------------------------------------------------------------------

* From June 10, 1998, commencement of operations.

As an example, based on the average annual compound rate of return listed above, you could have expected the following values (unaudited) on a $1,000 investment assuming no redemption at the end of the time period indicated:

One Year: $990.44 (based on annualized and unaudited rate of return above)


                               GENERAL INFORMATION

The Fund is the only portfolio of The Henssler Funds, Inc. ("Henssler"), an open-end diversified management investment company incorporated under the laws of the State of Maryland on February 12, 1998.

The Fund's address 1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066, and its telephone number is (770) 429-9166.

DESCRIPTION OF SHARES. The Henssler Funds, Inc. ("Henssler") has an authorized capital of 500,000,000 shares of Common Stock, par value $.0001 per share, 100,000,000 shares of which have been classified as shares of common stock of The Henssler Equity Fund (the "Fund"). The Board of Directors has the power to authorize and issue additional classes of stock, without stockholder approval, by classifying or reclassifying unissued stock, subject to the requirements of the Investment Company Act of 1940. In the event of liquidation, each share of Common Stock is entitled to a pro rata portion of the particular portfolio's assets after payment of debts and expenses. Shareholders of the Fund are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. In addition, shareholders have the right to remove Directors. Henssler's Articles of Incorporation state that Henssler reserves the right from time to time to make any amendment of its Articles of Incorporation now or hereafter authorized by law, including any amendment which alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding capital stock. Henssler does not intend to hold meetings of shareholders in any year in which the Act does not require shareholders to act upon any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent auditors. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive or conversion rights.

INDEMNIFICATION OF OFFICERS AND DIRECTORS. Henssler has elected to indemnify its directors and officers to the maximum extent permitted under the Maryland General Corporation Law and the Investment Company Act of 1940. Accordingly, a director or officer of Henssler will not be liable to the Fund or its shareholders for monetary damages, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. See the Articles of Incorporation and Bylaws on file with the Securities and Exchange Commission for the full text of these provisions.

Under the Maryland General Corporation Law, a stockholder of a corporation cannot be obligated to a corporation or its creditors with respect to the stock, except to the extent that the subscription price for the stock has not been paid.


PRINCIPAL SHAREHOLDERS. As of July 31, 2001, the following entities were known by the Fund to be record and beneficial owners of five percent or more of the outstanding stock of the Fund:

--------------------------------------------------------------------------------
                                                              Percent of Fund's
Name and Address of Record Owner       Number of Shares       Outstanding Shares
--------------------------------       ----------------       ------------------

--------------------------------------------------------------------------------
[Charles Schwab & Co., Inc.
Special Custody A/C FBO Customers        [19,054,547]              [64.25]%
101 Montgomery Street
San Francisco, CA 94104]

--------------------------------------------------------------------------------
[Cigna Retirement and Investment         [3,636,224]               [12.26]%
Services
1130 McKendree Park Lane
Lawrenceville, GA 30043]

--------------------------------------------------------------------------------
[Metlife                                 [2,484,785]               [8.38]%
2400 Lakeview Parkway, Suite 300
Alpharetta, GA 30004

--------------------------------------------------------------------------------

[As of July 31, 2001, the Officers and Directors of The Henssler Funds, Inc. and the Manager, as a group, owned less than one percent (1%) of the outstanding shares of the Fund.]


INDEPENDENT ACCOUNTANTS. McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145 has been selected as the independent accountants of the Fund. The independent accountants are responsible for auditing the financial statements of the Fund.

CUSTODIAN. The Fifth Third Bank, 38 Fountain Square, Cincinnati, Ohio 45263 acts as Custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest on the Fund's investments.

TRANSFER, REDEMPTION, AND DIVIDEND DISBURSING AGENT. Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428, acts as the Fund's Transfer, Redemption, and Dividend Disbursing Agent. The Transfer, Redemption, and Dividend Disbursing Agent is responsible for the issuance, transfer and redemption of shares and the operating, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL. The Law Offices of Stephanie A. Djinis, 7918 Jones Branch Drive, Suite 600, McLean, Virginia 22102, has been selected as counsel for the Fund. The Law Offices of Stephanie A. Djinis will pass on legal matters for the Fund in connection with the offering of its shares. The Law Offices of Stephanie A. Djinis also represents the Adviser in regard to Fund-related matters and will pass on certain legal matters for the Adviser.

REPORTS TO SHAREHOLDERS. The fiscal year of the Fund ends on April 30 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year.

ADDITIONAL INFORMATION. The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto which Henssler has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                              FINANCIAL STATEMENTS

The Fund's most recent Statement of Assets and Liabilities, which has been audited by McCurdy & Associates CPA's, Inc., is incorporated by reference to this Statement of Additional Information.

FINANCIAL STATEMENTS OF THE FUND INCORPORATED BY REFERENCE IN PART B:


Annual Report to Shareholders for year ended April 30, 2001:

Independent Accountants' Report
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

                                   APPENDIX A

                      Ratings of Corporate Debt Obligations

The characteristics of debt obligations rated by Moody's are generally as follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities of fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The characteristics of debt obligations rated by Standard & Poor's are generally as follows:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                           Ratings of Commercial Paper

The Funds' purchases of commercial paper are limited to those instruments rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

Commercial paper rated A-1 or A-2 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements; the issuer's long-term debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an up and down trend with allowances made for unusual circumstances. Typically, the issuer's industry is well-established and the issuer has a strong position within the industry. Relative strength or weakness of the above factors determines whether an insurer's commercial paper is rated A-1 or A-2, with the relative degree of safety of commercial paper rated A-2 not being as high as for commercial paper rated A-1.

Commercial paper rated Prime-1 or Prime-2 by Moody's is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and consumer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within various categories.

A commercial paper rating is not a recommendation to purchase, sell or hold a particular instrument, inasmuch as it does not comment as to market price or suitability for a particular investment.

                            PART C: OTHER INFORMATION

Item 23.  Exhibits

--------------------------------------------------------------------------------
(a)       Articles of Incorporation of Registrant dated February 11, 1998. (1)

--------------------------------------------------------------------------------
(b)       By-laws of Registrant. (1)

--------------------------------------------------------------------------------
(c) Articles of Incorporation of Registrant dated February 11, 1998, and By-laws of Registrant. (1)

--------------------------------------------------------------------------------
(d) Form of Advisory Agreement by and between the Registrant and the Adviser. (1)

--------------------------------------------------------------------------------
(e) Form of Distribution Agreement by and among the Adviser, Registrant and Declaration Distributors, Inc. (1)

--------------------------------------------------------------------------------
(f)       Inapplicable.

--------------------------------------------------------------------------------
(g) Form of Custody Agreement by and among the Adviser, Registrant and The Fifth Third Bank dated August 30, 1999. (2)

--------------------------------------------------------------------------------
(h)(1) Form of Operating Services Agreement by and between the Registrant and the Adviser. (1)

--------------------------------------------------------------------------------
(h)(2) Form of Investment Company Services Agreement by and among the Adviser, Registrant and Declaration Service Company. (1)

--------------------------------------------------------------------------------
(i)       Opinion of Counsel as to the legality of the shares. (3)

--------------------------------------------------------------------------------
(j)       Consent of Independent Auditors. (3)

--------------------------------------------------------------------------------
(k)       Inapplicable.

--------------------------------------------------------------------------------
(l)       Agreement concerning initial capital of the Fund. (4)

--------------------------------------------------------------------------------
(m)       Inapplicable.

--------------------------------------------------------------------------------
(n)       Inapplicable.

--------------------------------------------------------------------------------
(o)       Inapplicable.

--------------------------------------------------------------------------------
(p)       Code of Ethics. (5)

--------------------------------------------------------------------------------

(1) Incorporated by reference to the Registrant's Initial Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on February 18, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 31, 1999.
(3)  Filed herewith.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on May 26, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement, SEC File No. 33-46479, filed electronically with the SEC on August 30, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

Henssler Asset Management, LLC, the Fund's Adviser, is a Georgia limited liability company fifty-one percent (51%) owned by Gene W. Henssler, Ph.D. and forty nine percent (49%) owned by Patricia T. Henssler. The Fund's Adviser is an affiliate of G.W. Henssler & Associates, Ltd., an investment manager wholly owned by Dr. Henssler with approximately $450 million under private account management, with an additional $225 million under advisement.

Item 25.  Indemnification
          ---------------

Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of Registrant's Charter previously filed as an Exhibit, Article VII of Registrant's By-Laws previously filed as an Exhibit, and the Distribution Agreement previously filed as an Exhibit, provide, or will provide, for indemnification.

Registrant's Articles of Incorporation (Article VI) provide that Registrant shall indemnify its directors and officers to the fullest extent permitted by law.

Registrant's By-laws (Article VII, Section 1) provide that Registrant shall indemnify any director and/or officer who was or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of Registrant, or is or was serving at the request of Registrant as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the maximum extent permitted by law.

With respect to indemnification of officers and directors, Section 2-418 of the Maryland General Corporation Law provides that a corporation may indemnify any director who is made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of Registrant) by reason of service in that capacity, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and expenses actually and reasonably incurred by him in connection with such action, suit or proceeding unless (1) it is established that the act or omission of the director was material to the matter giving rise to the proceeding, and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit of money, property, or services; or (3) in the case of any criminal action or proceeding, had reasonable cause to believe that the act or omission was unlawful. A court of appropriate jurisdiction may, however, except in proceedings by or in the right of Registrant or in which liability has been adjudged by reason of the person receiving an improper personal benefit, order such indemnification as the court shall deem proper if it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the requisite standard of conduct.

Under Section 2-418, Registrant may also indemnify officers, employees and agents of Registrant who are not Directors to the same extent that it shall indemnify directors and officers, and to such further extent, consistent with law, as may be provided by general or specific action of the Board of Directors or contract. Pursuant to Section 2-418 of the Maryland General Corporation Law, the termination of any proceeding by judgment, order or settlement does not create a presumption that the person did not meet the requisite standard of conduct required by Section 2-418. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the person did not meet the requisite standard of conduct.

Reference is also made to Section 12 of the Distribution Agreement previously filed as an Exhibit to Registrant's Registration Statement. Section 12 of the Distribution Agreement provides that Registrant, subject to certain conditions and limitations, shall indemnify, defend and hold harmless the Underwriter, its officers and directors and any person who controls the Underwriter within the meaning of the Securities Act of 1933 from and against any and all claims, demands, liabilities and expenses which they may incur under the Federal securities laws, the common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or any related Prospectus and/or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Reference is also made to Section 6 of the Advisory Agreement previously filed as an Exhibit to Registrant's Registration Statement. Section 6 provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Registrant, except for willful misfeasance, bad faith or from negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its shareholders to which such officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, reckless disregard of the duties involved in the conduct of his office, active or deliberate dishonesty, receipt of an improper personal benefit, or in the case of a criminal proceeding that such person had reasonable cause to believe the act or omission was unlawful. The corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section. Insurance or similar protection may also be provided by a subsidiary or affiliate of the corporation.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

None.

Item 27.  Principal Underwriters
          ----------------------

The Fund's Distributor, Declaration Distributors, Inc., also serves as the distributor for the Declaration Trust Fund, the Pauze Funds, the JWB Aggressive Growth Fund, and the Noah Fund.

Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 555 North Lane, Suite 6160, Conshohocken, PA 19428.

--------------------------------------------------------------------------------
                              Position and Office(s)        Position and Offices
         Name                    with Underwriter             with Registrant
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terence P. Smith              Chief Executive Officer               None
--------------------------------------------------------------------------------

Item 28.  Location of Accounts and Records
          --------------------------------

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 1281 Kennestone Circle, Suite 100, Marietta, Georgia 30066. Certain records, including records relating to Registrant's stockholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian, Fifth Third Bank, N.A., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, and Transfer Agent, Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428.

Item 29.  Management Services
          -------------------

None.

Item 30.  Undertakings
          ------------

The Directors will call a meeting of shareholders to vote on the removal of a Director upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Directors receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Director, the Directors will then either make the Fund's shareholder list available to the applicants or mail their communications to all other shareholders at the applicants' expense, or the Directors may take such other action as set forth under Section 16(c) of the Investment Company Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing demands, liabilities and expenses which they may incur under the provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Marietta, and State of Georgia, on the 29th day of June 2001.

          THE HENSSLER FUNDS, INC.
          (Registrant)


          By: /s/ Gene W. Henssler
                  ----------------
                  Gene W. Henssler
                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registrant's Registration Statement has been signed by the following persons in the capacities indicated effective as of June 29, 2001:


/s/ Patricia T. Henssler
    --------------------
    Patricia T.  Henssler, Director and
    Treasurer (Principal Accounting Officer)

/s/ Kenneth M. Davies*
    --------------------
    Kenneth M. Davies, Director

/s/ Ladd M. Kochman*
    --------------------
    Ladd M. Kochman, Director

/s/ James L. Brookover*
    --------------------
    James L. Brookover, Director

/s/ Gene W. Henssler
    --------------------
    Gene W. Henssler, Ph.D., Director

*By: /s/ Gene W.  Henssler
         -----------------
    Gene W. Henssler, Ph.D., as Attorney in Fact

                                  EXHIBIT LIST

23(i)     Opinion of Counsel as to the legality of the shares.

23(j)     Consent of Independent Auditors